Note 16 - Derivatives (Details Textual) $ in Thousands	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Margin Deposit Assets	$ 11,979	$ 10,825
Bunker Swap Agreements [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	(1,520)	(800)
EUA Futures [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	218	291
Forward Freight Agreements (“FFAs”) [Member]
Derivative Liability, Subject to Master Netting Arrangement, before Offset of Collateral		316
Derivative Asset, Subject to Master Netting Arrangement, before Offset of Collateral	228
Margin Deposit Assets	11,979	10,825
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	7,863	$ 8,654
Forward Freight Agreements (“FFAs”) Put Options [Member]
Derivative Asset, Subject to Master Netting Arrangement, before Offset of Collateral	$ 15
Euro/U.S. Dollar Currency Options [Member]
Derivative, Number of Instruments Held	6	12
Derivative, Notional Amount	$ 7,050	$ 14,100
Derivative, Average Forward Exchange Rate	1.175	1.175
Foreign Currency Fair Value Hedge Asset at Fair Value	$ 22	$ 268